Premises And Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Schedule of major categories of premises and equipment
The major categories of premises and equipment and accumulated depreciation are summarized as follows:

December 31 (In thousands)	2014	2013
Land	$17,836	$17,657
Buildings	71,002	70,183
Equipment, furniture and fixtures	42,139	36,937
Leasehold improvements	3,439	3,903
Total	$134,416	$128,680
Less accumulated depreciation	(78,937)	(73,402)
Premises and equipment, net	$55,479	$55,278

Schedule of future minimum rental payments under operating leases
The Corporation leases certain premises and equipment accounted for as operating leases. The following is a schedule of the future minimum rental payments required for the next five years under such leases with initial terms in excess of one year:

(In thousands)
2015	1,143
2016	755
2017	559
2018	448
2019	367
Thereafter	252
Total	$3,524